NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,600	$ 9,009
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	395
2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,209
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,954
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,120
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	986
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,936
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,504	3,214
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	343
Real Estate | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,868
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	292
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,328	1,665
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	330
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	293
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,705
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,993	2,102
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	275
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	330
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	510
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	878
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	52	380
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	52
Private Equity | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,723	$ 1,648
Residential Development | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	603
Residential Development | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	86
Residential Development | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	497
Residential Development | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	184
Residential Development | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 353